Shareholder Report	6 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AB CAP FUND, INC.
Entity Central Index Key	0000081443
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
C000202617
Shareholder Report [Line Items]
Fund Name	AB All China Equity Portfolio
Class Name	Class A
Trading Symbol	ACEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB All China Equity Portfolio (the “Fund”) for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ACEAX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ACEAX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$75	1.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.50%	[1]
AssetsNet	$ 49,061,947
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 125,424
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$49,061,947
# of Portfolio Holdings	60
Portfolio Turnover Rate	54%
Total Advisory Fees Paid (Net)	$125,424

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Financials	21.2%
Information Technology	19.7%
Consumer Discretionary	15.4%
Industrials	13.9%
Communication Services	10.6%
Materials	10.5%
Health Care	6.5%
Consumer Staples	1.2%
Energy	1.0%
Short-Term Investments	0.2%
Other assets less liabilities	-0.2%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
China	94.0%
Hong Kong	6.0%
Short-Term Investments	0.2%
Other assets less liabilities	-0.2%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Tencent Holdings Ltd. - Class H	$3,632,069	7.4%
Alibaba Group Holding Ltd. - Class H	$3,520,375	7.2%
Contemporary Amperex Technology Co., Ltd. - Class A	$1,869,568	3.8%
China CITIC Bank Corp., Ltd. - Class H	$1,869,101	3.8%
Weichai Power Co., Ltd. - Class A	$1,811,518	3.7%
China Merchants Bank Co., Ltd. - Class H	$1,538,905	3.1%
China Life Insurance Co., Ltd. - Class H	$1,423,998	2.9%
Kingboard Laminates Holdings Ltd. - Class H	$1,383,403	2.8%
Bank of Ningbo Co., Ltd. - Class A	$1,354,894	2.8%
Zhongji Innolight Co., Ltd. - Class A	$1,312,606	2.7%
Total	$19,716,437	40.2%

C000202616
Shareholder Report [Line Items]
Fund Name	AB All China Equity Portfolio
Class Name	Advisor Class
Trading Symbol	ACEYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB All China Equity Portfolio (the “Fund”) for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/ACEYX-S. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ACEYX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$63	1.25%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.25%	[2]
AssetsNet	$ 49,061,947
Holdings Count | Holding	60
Advisory Fees Paid, Amount	$ 125,424
InvestmentCompanyPortfolioTurnover	54.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$49,061,947
# of Portfolio Holdings	60
Portfolio Turnover Rate	54%
Total Advisory Fees Paid (Net)	$125,424

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Financials	21.2%
Information Technology	19.7%
Consumer Discretionary	15.4%
Industrials	13.9%
Communication Services	10.6%
Materials	10.5%
Health Care	6.5%
Consumer Staples	1.2%
Energy	1.0%
Short-Term Investments	0.2%
Other assets less liabilities	-0.2%
Total	100.0%

Country Breakdown (% of Net Assets)

Table Summary
China	94.0%
Hong Kong	6.0%
Short-Term Investments	0.2%
Other assets less liabilities	-0.2%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Tencent Holdings Ltd. - Class H	$3,632,069	7.4%
Alibaba Group Holding Ltd. - Class H	$3,520,375	7.2%
Contemporary Amperex Technology Co., Ltd. - Class A	$1,869,568	3.8%
China CITIC Bank Corp., Ltd. - Class H	$1,869,101	3.8%
Weichai Power Co., Ltd. - Class A	$1,811,518	3.7%
China Merchants Bank Co., Ltd. - Class H	$1,538,905	3.1%
China Life Insurance Co., Ltd. - Class H	$1,423,998	2.9%
Kingboard Laminates Holdings Ltd. - Class H	$1,383,403	2.8%
Bank of Ningbo Co., Ltd. - Class A	$1,354,894	2.8%
Zhongji Innolight Co., Ltd. - Class A	$1,312,606	2.7%
Total	$19,716,437	40.2%

[1]	Annualized
[2]	Annualized